Note 11 - Income Taxes - Summary of Provision for Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Current	$ (127,000)	$ 1,114,000	$ 3,711,000
Deferred	1,341,000	1,380,000	(789,000)
Total provision for income taxes	$ 1,214,000	$ 2,494,000	$ 2,922,000